PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 29, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 28,	February 29,
	2023	2024
Building	$59,987	$57,777
Leasehold improvement	50,126	84,925
Computer, network equipment and software	96,162	114,976
Vehicles	810	769
Office equipment and furniture	6,627	2,799
Construction in progress	210,179	286,429

Total cost of property and equipment	423,891	547,675
Less: accumulated depreciation	(125,562)	(133,596)
Less: accumulated impairment loss	(9,452)	(8,760)
	$288,877	$405,319